UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-834

Name of Registrant:	Vanguard Windsor Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1:	Schedule of Investments

Vanguard Windsor Fund Schedule of Investments July 31, 2007
	Shares	Market Value ($000)

Common Stocks (98.6%)

Consumer Discretionary (14.4%)
* Comcast Corp. Special Class A	23,108,900	604,760
*1 R.H. Donnelley Corp.	5,882,513	367,834
Home Depot, Inc.	9,047,100	336,281
^ Ford Motor Co.	35,057,700	298,341
* Viacom Inc. Class B	6,002,500	229,896
Virgin Media Inc.	9,026,500	224,218
Time Warner, Inc.	11,361,600	218,824
Macy's Inc.	3,821,700	137,849
McDonald's Corp.	2,765,000	132,361
* Office Depot, Inc.	4,708,422	117,522
* Comcast Corp. Class A	3,970,900	104,316
CBS Corp.	3,215,000	101,980
Circuit City Stores, Inc.	8,134,800	96,804
Clear Channel Communications, Inc.	2,508,800	92,575
*+ Buck Holdings, LP, Private Placement Shares	89,488,365	89,488
Centex Corp.	2,046,900	76,370
VF Corp.	528,836	45,369
* Cablevision Systems NY Group Class A	1,175,400	41,833
BorgWarner, Inc.	468,800	40,528
Black & Decker Corp.	394,177	34,124
Autoliv, Inc.	600,000	33,558
Limited Brands, Inc.	1,270,000	30,671
KB Home	425,000	13,519

		3,469,021

Consumer Staples (7.8%)
Japan Tobacco, Inc.	69,175	351,556
Unilever NV	9,090,839	274,755
Bunge Ltd.	2,839,800	257,314
Altria Group, Inc.	2,049,800	136,250
* Marine Harvest	91,359,000	113,355
The Procter & Gamble Co.	1,704,000	105,410
Safeway, Inc.	2,891,600	92,155
The Kroger Co.	3,291,350	85,443
Wal-Mart Stores, Inc.	1,735,400	79,742
PepsiCo, Inc.	1,090,000	71,526
Sara Lee Corp.	4,450,000	70,533
Kellogg Co.	1,060,000	54,919
Unilever NV ADR	1,639,400	49,608
Avon Products, Inc.	1,292,700	46,550
Kraft Foods Inc.	1,418,510	46,456
The Clorox Co.	600,000	36,276
Molson Coors Brewing Co. Class B	135,000	12,007

		1,883,855

Energy (7.3%)
ExxonMobil Corp.	5,269,008	448,551
Chevron Corp.	2,683,478	228,793
ConocoPhillips Co.	2,458,798	198,769
* Newfield Exploration Co.	2,954,300	141,954
Total SA ADR	1,567,800	123,245
EnCana Corp.	1,958,238	119,413
Petroleo Brasileiro Series A ADR	1,668,600	93,191
Petro-Canada (New York Shares)	1,662,900	90,794
GlobalSantaFe Corp.	1,176,300	84,352
Petroleo Brasileiro ADR	1,129,600	73,311
Petro-Canada	1,330,000	72,547
BP PLC ADR	1,025,000	71,135

		1,746,055

Financials (20.3%)
Bank of America Corp.	13,981,998	663,026
Citigroup, Inc.	11,640,446	542,096
American International Group, Inc.	6,102,700	391,671
UBS AG (New York Shares)	6,583,300	362,542
Capital One Financial Corp.	4,638,300	328,206
ACE Ltd.	4,931,100	284,623
JPMorgan Chase & Co.	4,903,100	215,785
* E*TRADE Financial Corp.	10,844,500	200,840
Countrywide Financial Corp.	6,229,600	175,488
Aegon NV	9,046,865	163,808
Fannie Mae	2,319,000	138,769
Merrill Lynch & Co., Inc.	1,800,000	133,560
MetLife, Inc.	1,773,100	106,776
The Travelers Cos., Inc.	2,066,917	104,958
CIT Group Inc.	2,545,200	104,811
PartnerRe Ltd.	1,405,600	99,840
Freddie Mac	1,650,000	94,496
Commerce Bancorp, Inc.	2,530,911	84,659
XL Capital Ltd. Class A	980,000	76,303
National City Corp.	2,362,600	69,437
SunTrust Banks, Inc.	830,000	64,989
The Goldman Sachs Group, Inc.	335,000	63,094
Genworth Financial Inc.	1,910,000	58,293
The Hartford Financial Services Group Inc.	566,200	52,017
Washington Mutual, Inc.	1,350,000	50,666
Everest Re Group, Ltd.	439,500	43,181
RenaissanceRe Holdings Ltd.	657,250	37,792
Wells Fargo & Co.	1,020,000	34,445
IPC Holdings Ltd.	1,319,600	32,739
MBIA, Inc.	550,000	30,855
Wachovia Corp.	487,162	22,999
Fidelity National Financial, Inc. Class A	975,000	20,368
The Allstate Corp.	283,440	15,065
* Dime Bancorp Inc.-Litigation Tracking Warrants	7,457,300	1,946

		4,870,143

Health Care (11.4%)
Wyeth	14,075,600	682,948
Sanofi-Aventis ADR	10,575,000	441,506
Sanofi-Aventis	4,259,623	356,797
Astellas Pharma Inc.	6,386,300	262,369
Pfizer Inc.	10,255,000	241,095
Bristol-Myers Squibb Co.	6,768,900	192,304
Aetna Inc.	2,906,700	139,725
Merck & Co., Inc.	2,422,300	120,267
* Covidien Ltd.	2,032,275	83,222
Ono Pharmaceutical Co., Ltd.	1,541,900	80,545
AmerisourceBergen Corp.	1,359,800	64,060
McKesson Corp.	650,000	37,544
Johnson & Johnson	550,000	33,275

		2,735,657

Industrials (8.6%)
*^1 UAL Corp.	8,442,400	372,648
Goodrich Corp.	4,758,700	299,370
General Electric Co.	7,330,000	284,111
Deere & Co.	2,286,300	275,316
*^ Northwest Airlines Corp.	11,745,800	204,729
American Standard Cos., Inc.	2,701,100	145,994
Tyco International	2,032,275	96,106
* US Airways Group Inc.	3,053,800	94,698
Northrop Grumman Corp.	1,160,000	88,276
Ingersoll-Rand Co.	1,635,000	82,273
SPX Corp.	564,012	52,944
Eaton Corp.	537,800	52,263
* US Airways Group Private Placement	296,100	9,182

		2,057,910

Information Technology (16.6%)	`
* Cisco Systems, Inc.	37,143,500	1,073,819
Microsoft Corp.	26,238,600	760,657
*1 Arrow Electronics, Inc.	9,283,217	354,805
Seagate Technology	11,151,581	262,174
* Flextronics International Ltd.	22,984,400	256,736
LM Ericsson Telephone Co. ADR Class B	6,234,300	233,225
* Symantec Corp.	10,600,000	203,520
* Corning, Inc.	7,578,200	180,664
* Nortel Networks Corp.	6,006,500	129,981
Texas Instruments, Inc.	3,309,700	116,468
International Business Machines Corp.	980,000	108,437
KLA-Tencor Corp.	1,550,300	88,042
* Tyco Electronics Ltd.	2,032,275	72,796
Nokia Corp. ADR	1,550,000	44,392
* Solectron Corp.	10,387,300	39,056
Accenture Ltd.	700,000	29,491
* Sanmina-SCI Corp.	8,423,608	23,165

		3,977,428

Materials (4.8%)
E.I. du Pont de Nemours & Co.	7,975,500	372,695
* Owens-Illinois, Inc.	5,275,800	210,926
* Smurfit-Stone Container Corp.	10,678,463	125,899
Alcoa Inc.	2,742,800	104,775
^ Arcelor Mittal Class A New York Registered Shares	1,640,000	100,073
Dow Chemical Co.	1,997,500	86,851
Chemtura Corp.	7,697,300	80,283
Celanese Corp. Series A	1,669,450	62,604

		1,144,106

Telecommunication Services (5.1%)
Sprint Nextel Corp.	37,633,882	772,624
Verizon Communications Inc.	5,470,442	233,150
AT&T Inc.	3,835,717	150,207
Vodafone Group PLC ADR	1,775,000	53,871
Embarq Corp.	367,134	22,685

		1,232,537

Utilities (1.1%)
Entergy Corp.	1,009,600	100,920
Constellation Energy Group, Inc.	831,425	69,673
American Electric Power Co., Inc.	1,055,300	45,895
* Allegheny Energy, Inc.	800,000	41,784

		258,272

Other (0.3%)
2 Miscellaneous		62,590

Exchange-Traded Funds (0.9%)
3 Vanguard Value ETF	1,689,100	115,703
3 Vanguard Total Stock Market ETF	696,000	100,363
		216,066

Total Common Stocks
(Cost $19,412,138)		23,653,640

Temporary Cash Investments (1.7%)

Money Market Fund (1.5%)
4 Vanguard Market Liquidity Fund, 5.302%	362,204,691	362,205

	Face Amount
	($000)

Repurchase Agreement (0.1%)
Banc of America Securities, LLC
5.290%, 8/1/07
(Dated 7/31/07, Repurchase value $16,902,000, collateralized
by Federal Home Loan Mortgage Corp. 5.000%, 7/1/35)	16,900	16,900

U.S Agency Obligation (0.1%)
5 Federal National Mortgage Assn.
6 5.204%, 10/3/07	30,000	29,733

Total Temporary Cash Investments
(Cost $408,835)		408,838

Total Investments (100.3%)
(Cost $19,820,973)		24,062,478

Other Assets and Liabilities - Net (-0.3%)		(61,988)

Net Assets (100%)		24,000,490

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
† Restricted security represents 0.4% of net assets.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
6 Securities with a value of $29,733,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2007, the cost of investment securities for tax purposes was $19,820,973,000. Net unrealized appreciation of investment securities for tax purposes was $4,241,505,000, consisting of unrealized gains of $4,908,374,000 on securities that had risen in value since their purchase and $666,869,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.4% and 0.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	386	141,073	(4,419)
S&P Midcap 400 Index	135	58,145	(3,368)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions

	Oct. 31, 2006 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	July 31, 2007 Market Value ($000)

Arrow Electronics, Inc.	371,949	-	125,557	-	354,805
Goodrich Corp.	360,819	17,280	227,720	4,987	n/a1
Lear Corp.	186,399	-	233,935	-	-
R.H. Donnelley Corp.	347,867	48,062	51,835	-	367,834
UAL Corp.	307,686	76,513	78,165	-	372,648

	1,574,720			4,987	1,095,287

1 At July 31, 2007, the security is still held but the issuer is no longer an affiliated company of the fund.

Vanguard Windsor II Fund Schedule of Investments July 31, 2007
	Shares	Market Value ($000)

Common Stocks (96.2%)

Consumer Discretionary (8.1%)
Carnival Corp.	15,571,000	689,951
1 Sherwin-Williams Co.	9,366,400	652,744
*1 Wyndham Worldwide Corp.	12,878,954	433,377
1 Service Corp. International	26,080,100	316,091
Time Warner, Inc.	13,107,299	252,447
* Comcast Corp. Special Class A	6,777,440	177,366
Liz Claiborne, Inc.	4,307,383	151,361
Idearc Inc.	4,269,907	148,208
Centex Corp.	3,758,750	140,239
* R.H. Donnelley Corp.	1,941,150	121,380
News Corp., Class A	4,822,600	101,853
Home Depot, Inc.	2,195,500	81,607
Fortune Brands, Inc.	969,600	78,828
The Stanley Works	1,391,195	76,975
Foot Locker, Inc.	4,095,600	76,014
Lowe's Cos., Inc.	2,359,900	66,101
Pulte Homes, Inc.	3,179,100	61,484
The Gap, Inc.	3,062,000	52,666
* Interpublic Group of Cos., Inc.	4,902,600	51,428
McDonald's Corp.	968,106	46,343
Lennar Corp. Class A	1,389,200	42,593
D. R. Horton, Inc.	2,302,500	37,577
Whirlpool Corp.	316,500	32,318
Magna International, Inc. Class A	361,100	31,672
General Motors Corp.	973,367	31,537
Gannett Co., Inc.	629,400	31,407
* Mohawk Industries, Inc.	320,700	28,866
Newell Rubbermaid, Inc.	1,047,348	27,702
Yum! Brands, Inc.	843,000	27,010
J.C. Penney Co., Inc. (Holding Co.)	280,602	19,092
Darden Restaurants Inc.	422,600	17,990
* Office Depot, Inc.	686,380	17,132
RadioShack Corp.	679,600	17,078
CBS Corp.	475,283	15,076
* Expedia, Inc.	535,300	14,244
* Liberty Media Corp.-Capital Series A	115,600	13,230
Mattel, Inc.	382,900	8,772
Hasbro, Inc.	156,800	4,393
^ The McClatchy Co. Class A	57,900	1,414
Autoliv, Inc.	5,500	308
Regal Entertainment Group Class A	5,300	113

		4,195,987

Consumer Staples (9.7%)
Altria Group, Inc.	18,353,144	1,219,933
Imperial Tobacco Group ADR	13,840,000	1,213,214
Kraft Foods Inc.	23,205,992	759,996
Diageo PLC ADR	7,768,500	634,531
CVS/Caremark Corp.	6,384,300	224,664
Kimberly-Clark Corp.	2,982,277	200,618
Coca-Cola Enterprises, Inc.	7,294,860	165,301
Wal-Mart Stores, Inc.	3,236,000	148,694
* Smithfield Foods, Inc.	3,201,700	99,445
The Coca-Cola Co.	1,458,299	75,992
* Constellation Brands, Inc. Class A	3,447,600	75,606
The Procter & Gamble Co.	650,200	40,221
ConAgra Foods, Inc.	1,422,700	36,065
Molson Coors Brewing Co. Class B	328,900	29,252
Safeway, Inc.	739,000	23,552
The Kroger Co.	903,799	23,463
Dean Foods Co.	776,900	22,351
General Mills, Inc.	326,700	18,171
Reynolds American Inc.	242,600	14,840
Carolina Group	114,400	8,670
The Pepsi Bottling Group, Inc.	153,700	5,143
The Clorox Co.	600	36

		5,039,758

Energy (9.5%)
ConocoPhillips Co.	17,427,907	1,408,871
Occidental Petroleum Corp.	20,439,400	1,159,323
Spectra Energy Corp.	23,899,500	608,720
ExxonMobil Corp.	5,951,594	506,659
Chevron Corp.	4,594,576	391,734
Hess Corp.	2,005,300	122,724
1 Massey Energy Co.	4,659,000	99,470
BJ Services Co.	3,538,195	92,524
Devon Energy Corp.	1,044,852	77,956
Arch Coal, Inc.	2,601,245	77,751
Royal Dutch Shell PLC ADR Class B	675,800	53,577
Valero Energy Corp.	741,800	49,708
Marathon Oil Corp.	874,200	48,256
Noble Energy, Inc.	528,600	32,319
Tesoro Corp.	570,200	28,396
Sunoco, Inc.	382,600	25,527
GlobalSantaFe Corp.	342,700	24,575
Chesapeake Energy Corp.	669,900	22,803
Cimarex Energy Co.	572,400	21,665
Apache Corp.	241,770	19,523
Anadarko Petroleum Corp.	284,900	14,339

		4,886,420

Financials (23.4%)
Bank of America Corp.	27,258,191	1,292,583
Citigroup, Inc.	24,500,536	1,140,990
JPMorgan Chase & Co.	25,231,468	1,110,437
SLM Corp.	19,930,600	979,988
Manulife Financial Corp.	24,406,830	891,826
1 XL Capital Ltd. Class A	10,479,700	815,949
1 Bear Stearns Co., Inc.	6,270,552	760,115
Wells Fargo & Co.	21,679,023	732,101
Washington Mutual, Inc.	11,781,195	442,148
Capital One Financial Corp.	5,571,220	394,219
American International Group, Inc.	5,881,595	377,480
The Allstate Corp.	6,734,896	357,960
Bank of New York Mellon Corp.	6,695,178	284,880
Marsh & McLennan Cos., Inc.	5,227,740	144,024
The Travelers Cos., Inc.	2,593,000	131,673
MetLife, Inc.	1,990,100	119,844
Morgan Stanley	1,811,685	115,712
Ameriprise Financial, Inc.	1,841,925	111,013
Freddie Mac	1,906,600	109,191
Merrill Lynch & Co., Inc.	1,409,200	104,563
PartnerRe Ltd.	1,383,010	98,235
Wachovia Corp.	1,828,540	86,325
National City Corp.	2,765,000	81,263
Genworth Financial Inc.	2,394,000	73,065
Fannie Mae	1,141,700	68,319
Huntington Bancshares Inc.	3,277,509	62,928
CBL & Associates Properties, Inc. REIT	1,901,100	60,626
Unum Group	2,217,400	53,883
Comerica, Inc.	1,006,994	53,028
U.S. Bancorp	1,751,822	52,467
American Express Co.	881,710	51,615
KeyCorp	1,347,628	46,749
Regions Financial Corp.	1,416,400	42,591
ACE Ltd.	722,700	41,714
^ The St. Joe Co.	946,300	38,363
The Hartford Financial Services Group Inc.	396,949	36,468
Lehman Brothers Holdings, Inc.	575,400	35,675
The Goldman Sachs Group, Inc.	170,700	32,150
PNC Financial Services Group	464,800	30,979
RenaissanceRe Holdings Ltd.	506,800	29,141
The Chubb Corp.	571,004	28,784
Everest Re Group, Ltd.	288,900	28,384
Synovus Financial Corp.	966,800	27,032
Safeco Corp.	457,588	26,755
Nationwide Financial Services, Inc.	446,100	25,388
* Conseco, Inc.	1,326,500	24,129
Loews Corp.	493,300	23,382
Public Storage, Inc. REIT	324,300	22,730
Federated Investors, Inc.	621,792	22,391
Prudential Financial, Inc.	245,700	21,776
SunTrust Banks, Inc.	262,600	20,562
Popular, Inc.	1,500,000	19,785
Simon Property Group, Inc. REIT	226,400	19,590
Avalonbay Communities, Inc. REIT	147,700	15,947
Boston Properties, Inc. REIT	160,523	15,168
SL Green Realty Corp. REIT	119,904	14,559
BB&T Corp.	379,740	14,210
Vornado Realty Trust REIT	132,100	14,139
UnionBanCal Corp.	233,600	12,909
Health Care Properties Investors REIT	457,700	12,468
Countrywide Financial Corp.	426,428	12,012
Fifth Third Bancorp	324,299	11,963
The Macerich Co. REIT	160,500	11,741
Federal Realty Investment Trust REIT	150,000	11,271
The PMI Group Inc.	313,000	10,664
Regency Centers Corp. REIT	161,100	10,451
Apartment Investment & Management Co. Class A REIT	247,300	10,448
* Arch Capital Group Ltd.	148,843	10,368
* Discover Financial Services	448,042	10,327
Host Hotels & Resorts Inc. REIT	448,099	9,464
American Financial Group, Inc.	308,500	8,666
Forest City Enterprise Class A	139,170	7,572
Northern Trust Corp.	119,900	7,489
Janus Capital Group Inc.	220,900	6,640
A.G. Edwards, Inc.	78,233	6,326
Equity Residential REIT	135,800	5,406
Archstone-Smith Trust REIT	73,900	4,242
CIT Group Inc.	76,400	3,146
CapitalSource Inc. REIT	145,400	2,763
Kimco Realty Corp. REIT	55,200	2,061
Camden Property Trust REIT	25,600	1,407
Assurant, Inc.	17,300	877
* AmeriCredit Corp.	24,000	488
American Capital Strategies, Ltd.	3,100	118
iStar Financial Inc. REIT	500	18

		12,068,296

Health Care (11.7%)
Pfizer Inc.	47,621,300	1,119,577
Bristol-Myers Squibb Co.	38,460,200	1,092,654
Wyeth	19,045,395	924,083
* WellPoint Inc.	10,661,300	800,877
Baxter International, Inc.	11,090,800	583,376
Quest Diagnostics, Inc.	6,540,500	362,802
Johnson & Johnson	4,095,550	247,781
* Boston Scientific Corp.	11,365,600	149,458
Eli Lilly & Co.	2,405,500	130,114
Merck & Co., Inc.	2,424,700	120,386
* Barr Pharmaceuticals Inc.	1,808,563	92,635
* Covidien Ltd.	2,047,375	83,840
Abbott Laboratories	1,462,100	74,114
UnitedHealth Group Inc.	1,317,000	63,782
* Sepracor Inc.	1,534,763	43,173
* Hospira, Inc.	757,048	29,275
AmerisourceBergen Corp.	549,400	25,882
* King Pharmaceuticals, Inc.	1,404,700	23,894
* Tenet Healthcare Corp.	3,827,900	19,829
CIGNA Corp.	283,700	14,650
* Biogen Idec Inc.	183,900	10,398
Mylan Laboratories, Inc.	455,000	7,294
* Charles River Laboratories, Inc.	104,500	5,348
Health Management Associates Class A	367,200	2,960

		6,028,182

Industrials (9.6%)
General Electric Co.	24,151,500	936,112
Honeywell International Inc.	15,634,488	899,139
Illinois Tool Works, Inc.	15,525,700	854,690
1 Cooper Industries, Inc. Class A	11,593,900	613,548
ITT Industries, Inc.	8,101,000	509,391
United Technologies Corp.	2,116,250	154,423
Tyco International	3,103,175	146,749
Textron, Inc.	1,112,550	125,596
Northrop Grumman Corp.	1,550,021	117,957
Pitney Bowes, Inc.	2,553,900	117,735
Masco Corp.	2,935,100	79,864
*^ USG Corp.	1,431,300	59,413
United Parcel Service, Inc.	727,980	55,123
Parker Hannifin Corp.	378,300	37,331
Flowserve Corp.	471,300	34,061
Deere & Co.	279,000	33,597
Union Pacific Corp.	276,199	32,906
R.R. Donnelley & Sons Co.	626,350	26,470
Embraer-Empresa Brasileira de Aeronautica SA ADR	605,200	26,163
Avery Dennison Corp.	407,600	25,002
W.W. Grainger, Inc.	231,969	20,265
PACCAR, Inc.	247,030	20,212
Emerson Electric Co.	243,800	11,476
CSX Corp.	210,500	9,980
Raytheon Co.	163,400	9,046
* UAL Corp.	195,600	8,634
* Allied Waste Industries, Inc.	52,962	682
* Raytheon Co. Warrants Exp. 6/16/11	24,065	485
Ingersoll-Rand Co.	2,800	141
Waste Management, Inc.	2,500	95

		4,966,286

Information Technology (7.3%)
International Business Machines Corp.	8,224,000	909,986
Hewlett-Packard Co.	13,071,672	601,689
Microsoft Corp.	14,826,800	429,829
* Oracle Corp.	9,439,200	180,478
* Cisco Systems, Inc.	5,676,095	164,096
Nokia Corp. ADR	5,711,900	163,589
Intel Corp.	6,455,300	152,474
CA, Inc.	5,532,228	138,748
Electronic Data Systems Corp.	4,428,500	119,525
* Sun Microsystems, Inc.	20,733,300	105,740
Motorola, Inc.	5,774,500	98,109
* Dell Inc.	3,284,931	91,880
* Tyco Electronics Ltd.	2,507,275	89,811
* Flextronics International Ltd.	7,641,412	85,355
* Yahoo! Inc.	3,631,900	84,442
* Symantec Corp.	3,929,300	75,443
QUALCOMM Inc.	1,780,100	74,141
First Data Corp.	1,737,500	55,235
* EMC Corp.	2,740,205	50,721
* Cadence Design Systems, Inc.	1,256,100	26,880
* Lexmark International, Inc.	484,800	19,169
* Xerox Corp.	1,066,600	18,623
* Novellus Systems, Inc.	435,899	12,432
* Vishay Intertechnology, Inc.	353,500	5,483
* Avnet, Inc.	135,900	5,148
* LSI Corp.	714,000	5,141
Microchip Technology, Inc.	114,400	4,154
Intersil Corp.	34,900	1,021
* Compuware Corp.	105,646	986
AVX Corp.	44,000	704
* International Rectifier Corp.	4,500	165
* Computer Sciences Corp.	2,600	145
Maxim Integrated Products, Inc.	2,800	89

		3,771,431

Materials (3.9%)
E.I. du Pont de Nemours & Co.	20,667,600	965,797
Lyondell Chemical Co.	7,693,800	345,451
Dow Chemical Co.	3,266,700	142,036
Newmont Mining Corp. (Holding Co.)	2,589,045	108,093
Louisiana-Pacific Corp.	4,858,946	89,988
Ball Corp.	1,293,700	66,328
Alcoa Inc.	1,405,600	53,694
* Cemex SAB de CV ADR	1,554,943	50,287
United States Steel Corp.	339,400	33,360
Eastman Chemical Co.	444,900	30,618
International Paper Co.	812,300	30,112
Celanese Corp. Series A	799,000	29,963
Ashland, Inc.	361,300	22,061
Steel Dynamics, Inc.	442,000	18,533
Freeport-McMoRan Copper & Gold, Inc. Class B	117,300	11,024
Nucor Corp.	163,890	8,227

		2,005,572

Telecommunication Services (5.4%)
Verizon Communications Inc.	29,255,404	1,246,865
AT&T Inc.	31,745,075	1,243,137
Sprint Nextel Corp.	12,111,537	248,650
Telephone & Data Systems, Inc.	424,318	28,175
Alltel Corp.	260,606	17,187
Citizens Communications Co.	130,400	1,882
CenturyTel, Inc.	38,500	1,766
Embarq Corp.	14,400	890

		2,788,552

Utilities (6.4%)
Exelon Corp.	11,286,625	791,757
Entergy Corp.	7,605,200	760,216
Dominion Resources, Inc.	6,703,200	564,544
Duke Energy Corp.	28,764,500	489,859
1 CenterPoint Energy Inc.	19,124,500	315,172
FPL Group, Inc.	909,200	52,488
FirstEnergy Corp.	675,300	41,024
Edison International	753,500	39,853
PG&E Corp.	897,300	38,413
Consolidated Edison Inc.	783,700	34,232
Southern Co.	1,000,409	33,654
Progress Energy, Inc.	752,600	32,859
American Electric Power Co., Inc.	617,725	26,865
Northeast Utilities	963,900	26,353
Constellation Energy Group, Inc.	282,000	23,632
* Mirant Corp.	242,000	9,155
NSTAR	275,900	8,677
Sempra Energy	130,100	6,859
Alliant Energy Corp.	18,400	680
* Reliant Energy, Inc.	1,700	44

		3,296,336

Exchange-Traded Funds (1.2%)
2 Vanguard Total Stock Market ETF	3,098,900	446,861
2 Vanguard Value ETF	2,511,200	172,017

		618,878

Total Common Stocks
(Cost $38,421,495)		49,665,698

Temporary Cash Investments (3.1%)

Money Market Fund (2.9%)
3 Vanguard Market Liquidity Fund, 5.302%	1,521,401,926	1,521,402

	Face
	Amount
	($000)

U.S. Agency Obligations (0.2%)
4 Federal National Mortgage Assn.
5 5.194%, 8/15/07	18,000	17,965
5 5.204%, 10/3/07	60,000	59,467
5 5.208%, 10/24/07	2,000	1,976

		79,408

Total Temporary Cash Investments
(Cost $1,600,802)		1,600,810

Total Investments (99.3%)
(Cost $40,022,297)		51,266,508

Other Assets and Liabilities-Net (0.7%)		379,479

Net Assets (100%)		51,645,987

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
5 Securities with a value of $79,408,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2007, the cost of investment securities for tax purposes was $40,022,297,000. Net unrealized appreciation of investment securities for tax purposes was $11,244,211,000, consisting of unrealized gains of $12,439,429,000 on securities that had risen in value since their purchase and $1,195,218,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.9% and 1.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	2,094	765,305	(23,970)
E-mini S&P 500 Index	1,810	132,302	(5,181)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions

	Oct. 31, 2006 Market Value ($000)	Purchases at Cost ($000)	Securities Sold ($000)	Proceeds from Dividend Income ($000)	July 31, 2007 Market Value ($000)

Bear Stearns Co., Inc.	n/a(1)	932,336	48,127	2,156	760,115
CenterPoint Energy, Inc.	367,821	7,737	83,680	10,092	315,172
Cooper Industries, Inc. Class A	563,607	99,066	166,192	7,590	613,548
Hanson PLC ADR	558,114	--	864,048	12,229	--
Lyondell Chemical Co.	572,238	19,018	659,724	15,182	n/a(2)
Massey Energy Co.	n/a(1)	106,337	--	373	99,470
Service Corp. International	237,851	35,154	36,623	2,446	316,091
Sherwin-Williams Co.	544,105	11,878	--	8,115	652,744
Wyndham Worldwide Corp.	n/a(1)	385,759	22,056	--	433,377
XL Capital Ltd. Class A	637,970	128,531	18,559	10,604	815,949

	3,481,706			68,787	4,006,466

1 At October 31, 2006, the issuer was not an affiliated company of the fund. 2 At July 31, 2007, the security is still held but the issuer is no longer an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	/s/ JOHN J. BRENNAN (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	/s/ JOHN J. BRENNAN (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 11, 2007

VANGUARD WINDSOR FUNDS

BY:	/s/ THOMAS J. HIGGINS (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 11, 2007

*By Power of Attorney. See File Number 333-145624, filed on August 22, 2007. Incorporated by Reference.